GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Intangibles by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Other intangible assets	$ 5,370	$ 5,814
ElectronicsCo
Schedule of Intangible Assets [Line Items]
Other intangible assets	1,655	1,908
IndustrialsCo
Schedule of Intangible Assets [Line Items]
Other intangible assets	$ 3,715	$ 3,906